NOTES PAYABLE	12 Months Ended
Mar. 31, 2013
Notes Payable [Abstract]
NOTES PAYABLE

3. NOTES PAYABLE

From inception through March 31, 2013, the Company issued 11 separate unsecured promissory notes with an aggregate principal amount of $196,800. Each of the unsecured promissory notes was payable upon demand and bore interest at 6.0% per annum. On May 25, 2012, the Company exchanged the outstanding principal, totaling $196,800, and accrued interest that totaled $17,208 under the outstanding promissory notes for an aggregate of 214,008 shares of the Company’s common stock, at a conversion rate of $1.00 per share. As the market price ($0.50) of the Company’s stock at the date of the exchange was less than the conversion rate, the Company recognized a gain from the settlement of the debt of $107,004 on the Company’s accompanying statement of operations for the fiscal year ended March 31, 2013.